Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Description of the Business and Basis of Presentation

Description of the Business and Basis of Presentation

In these Consolidated Financial Statements and related notes, Paysafe Limited and its consolidated subsidiaries are referred to collectively as “Paysafe,” “we,” “us,” and “the Company” unless the context requires otherwise. Paysafe is a leading global provider of end-to-end payment solutions. Our core purpose is to enable businesses and consumers to connect and transact seamlessly through our payment platforms.

Paysafe Limited was originally incorporated as an exempted limited company under the laws of Bermuda on November 23, 2020 for purposes of acquiring Foley Trasimene Acquisition Corp. II (“FTAC”). FTAC was originally incorporated in the State of Delaware on July 15, 2020 as a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar transaction with one or more businesses. FTAC completed its Initial Public Offering (“IPO”) in August 2020.

On December 7, 2020, Paysafe Limited, FTAC, Merger Sub Inc., (a Delaware corporation and direct, wholly owned subsidiary of Paysafe Limited, herein referred to as “Merger Sub”), Paysafe Bermuda Holding LLC (a Bermuda exempted limited liability company and direct, wholly owned subsidiary of Paysafe Limited, herein referred to as “LLC”), Pi Jersey Holdco 1.5 Limited (a private limited company incorporated under the laws of Jersey, Channel Islands on November 17, 2017, herein referred to as “Legacy Paysafe” or “Accounting Predecessor”), and Paysafe Group Holdings Limited (a private limited company incorporated under the laws of England and Wales, herein referred to as “PGHL”), entered into a definitive agreement and plan of merger which was consummated on March 30, 2021 (the “Transaction”) as follows:

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Paysafe Limited, PGHL and FTAC entered into subscription agreements with certain investors (the “PIPE Investors”). Simultaneously with the consummation of the Transaction, Paysafe Limited issued to the PIPE Investors 200,000,000 shares of common stock at a price of $10.00 per share for aggregate gross proceeds of $2,000,000. The Company incurred direct and incremental costs of approximately $151,722 related to the Transaction, consisting primarily of advisory, banking, printing, legal, and accounting fees, which were recorded to “Additional paid-in capital” as a reduction of these share issuance proceeds (collectively “Share issuances, net of proceeds”).
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Paysafe Limited acquired from PGHL all of the Accounting Predecessor’s shares in exchange for cash consideration of $2,448,799 and share consideration of 333,419,924 common shares (“Capital reorganization”).
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The FTAC merger was completed by: (i) Paysafe Bermuda Holdings LLC issuing 20,893,780 LLC membership equity interests (“LLC Units”) in exchange for the FTAC Founder’s FTAC Class C shares outstanding immediately prior to the Transaction; (ii) Paysafe Limited issuing 190,292,458 common shares in exchange for the FTAC’s shareholders shares outstanding immediately prior to the Transaction; and (iii) Paysafe Limited assuming the FTAC’s warrants outstanding immediately prior to the Transaction, consisting of 48,901,025 public warrants (the “Public Warrants”) and 5,000,000 private warrants (the “Private Warrants”), which were modified to entitle the holder to acquire, on the same terms, Company common shares instead of FTAC common stock (the “Warrants”) (collectively, “Merger recapitalization”).

In connection with the Transaction, the Company’s common shares and warrants were listed on the New York Stock Exchange under the symbols PSFE and PSFE.WS, respectively.

Prior to the Transaction, Legacy Paysafe was a direct, wholly owned subsidiary of Paysafe Group Holdings Limited and was primarily owned by funds advised by affiliates of CVC Capital Partners (such funds collectively, “CVC”) and The Blackstone Group Inc. (“Blackstone”). This ownership was through the ultimate parent entity, Pi Jersey Topco Limited (“Topco” or the “Ultimate Parent”), who directly wholly owns PGHL. As a result of the Transaction, Legacy Paysafe is a wholly owned subsidiary of the Company. Subsequent to the Transaction, Topco, CVC and Blackstone retain ownership in the Company.

During the year ended December 31, 2021, the Company completed the acquisition of International Card Services (“ICS”) with the goal of furthering the expansion of the Merchant Solutions segment in the United States as well as obtaining new merchants. The Company also completed the acquisitions of Orbis Ventures S.A.C. (“PagoEfectivo”), and viaFintech with the goal of furthering the expansion of alternative payment methods in the Latin America and German markets as well as creating additional revenue opportunities for the Digital Wallets segment.

During the year ended December 31, 2022, the Company completed the acquisition of SafetyPay with the goal of furthering the expansion of alternative payment methods and direct bank integration in the Latin America market, as well as creating additional revenue opportunities for both of our segments (See Note 12).

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reverse Stock Split ("RSS")

Reverse Stock Split ("RSS")

On December 12, 2022, we effected a 1-for-12 reverse stock split of our issued and outstanding common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each issued and outstanding share of our common stock, and the per share exercise price of and number of shares of our common stock underlying our outstanding equity awards, were automatically proportionally adjusted based on the 1-for-12 Reverse Stock Split ratio. No fractional shares of common stock were issued in connection with the reverse stock split, and all such fractional interests were rounded up to the nearest whole number.

Except as otherwise provided herein, all share and per-share amounts of our common stock, equity awards, warrants and other outstanding equity rights have been adjusted to give effect to the Reverse Stock Split for all periods presented. The Reverse Stock Split amended the par value of our common stock to $0.012 per share, but did not modify any voting rights or other terms of our common stock.

Principles of Consolidation

Principles of consolidation

The accompanying consolidated financial statements for the years ended December 31, 2024, 2023 and 2022 include the accounts of the Company, and its subsidiaries. All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

The Company’s significant estimates relate to allocation of the purchase price paid for acquired businesses, valuation of goodwill and intangible assets, credit losses, income taxes, and litigation provision.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Variable Interest Entities

Non-controlling interest

Skrill USA

Prior to January 1, 2022, the Company had an interest in Skrill USA, a company that provides digital wallet services to U.S. customers. As the Company had no direct equity ownership in Skrill USA, but rather an arrangement with other Skrill-related entities that provided the Company with an economic interest in Skrill USA, as well as implied power in making decisions, 100% of the equity (net assets) and results of operations were presented as non-controlling interest in the Company's consolidated financial statements prior to January 1, 2022. During the first quarter of 2022, the Company acquired 100% of the equity interest of Skrill USA. As a result, Skrill USA has been accounted for as a wholly owned subsidiary and no longer represents a non-controlling interest to the Company subsequent to December 31, 2021. The change in ownership was accounted for as an equity transaction, with no gain or loss recognized. The carrying amount of the non-controlling interest was adjusted to reflect the change in ownership interest and is reflected as a capital contribution in the Consolidated Statements of Shareholders' Equity.

LLC membership equity interests ("LLC Units")

In connection with the Transaction, Paysafe Bermuda Holdings LLC issued 20,893,780 LLC Units in exchange for the FTAC Founder’s FTAC Class C shares outstanding immediately prior to the Transaction. The LLC units contained an exchange right which entitled the FTAC Founder to exchange its LLC Units for, at the option of the LLC, cash or shares of Paysafe Limited (the “Exchange right”). The Exchange Right could not be exercised until 12 months after the Transaction. Thereafter, it could be exercised at any time up until the fifth year following the close of the Transaction; at which time the LLC Units would be mandatorily exchangeable into cash or shares at the LLC’s option. The Exchange Right is considered embedded in the LLC Units, which represent an equity host contract, as it cannot be exercised separately from the LLC units. As the Exchange Right can be settled by the Company in its own shares, it is considered clearly and closely related to the LLC Units, and therefore is not considered an embedded derivative to be accounted for separately. At the time of the Transaction, the LLC Units were accounted for as permanent equity and presented as non-controlling interest, as they were held by the FTAC Founder and entitled to participate in tax distributions.

On initial recognition, the non-controlling interest was recorded at the value of the FTAC Class C shares that the LLC received in exchange for the LLC Units it issued to the FTAC Founder. Immediately prior to the Transaction, the FTAC Founder held FTAC warrants that were exchanged for the FTAC Class C shares. As such, the value of the FTAC Class C shares was based on the value of such warrants, which was calculated based on the publicly listed trading price of the Warrants (NYSE: PSFE.WS) at the Transaction date. Subsequently, the non-controlling interest amount varies based on the LLC’s tax distributions attributable to the FTAC Founder.

During the fourth quarter of 2022, the Company was notified that 100% of the LLC Units were surrendered by the FTAC Founder and were subsequently cancelled. There was no consideration provided to the FTAC Founder by the Company in lieu of surrendering or canceling the LLC Units. As a result, as of December 31, 2022, the non-controlling interest was eliminated and recorded as a capital contribution from a related party in an equivalent amount. There was no impact to the Statements of Comprehensive Income / (Loss) as a result of the cancellation as there was no benefit or consideration provided in exchange for canceling the LLC units.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and high quality, short-term money market instruments with an original maturity of three months or less. Cash equivalents are based on quoted market prices, a Level 1 fair value measurement.

Customer Accounts and Other Restricted Cash, Net

Customer accounts and other restricted cash, net

As part of the settlement cycle, the Company receives customer funds either in exchange for electronic money (“e-money”) issued or within the transaction settlement cycle to merchants. The Company operates and holds this type of customer fund in both regulated and non-regulated entities.

For regulated entities, the Company is required to comply with certain safeguarding requirements of customer funds. Depending on the underlying regulations, the Company may satisfy these safeguarding requirements either by placing cash or cash equivalents in a segregated bank account, by ensuring the funds are with an authorized insurer or by obtaining guarantees from an authorized credit institution. The cash and cash equivalents held in a segregated bank account to meet these safeguarding requirements are included in “customer accounts and other restricted cash, net” and represent a majority of the balance. For non-regulated entities, all customer funds held in a segregated bank account are included within “customer accounts and other restricted cash, net.”

Customer accounts and other restricted cash, net include cash and cash equivalents with a maturity of three months or less. The Company holds these cash and cash equivalents in its own segregated bank accounts and has the ability to direct the use of funds, even if safeguarded.

Settlement Receivables, Net

Settlement receivables, net

Settlement receivables, net include balances arising from timing differences in the Company's settlement process between the cash settlement of a transaction and the recognition of the associated liability (for example, liabilities to customers and merchants). These balances mainly arise in the Digital Wallets segment. When customers fund their digital wallet account using their bank account or a credit card or debit card, there is a clearing period before the cash is received or settled, usually within 5 business days.

Settlement receivables, net also includes receivables from distribution partners within Digital Wallets. These receivables represent amounts collected by the distribution partners in exchange for the issuance of a prepaid payment voucher, prior to settlement with the Company.

The Company had settlement receivables, net from the following parties:

	As of December 31,
	2024	2023
Third party payment processors	$71,968	$86,515
Distribution partners	66,597	84,709
Total	$138,565	$171,224

Settlement receivables are initially measured at fair value and subsequently measured at their amortized cost less allowance for credit losses. Refer to Allowance for credit losses below for the measurement of the allowance for credit losses.

The cash flows associated with "Settlement receivables, net" and "Funds payable and amounts due to customers" (collectively, "Settlement funds - merchants and customers, net") are presented on a net basis within financing activities within the Consolidated Statements of Cash Flows.

Accounts Receivable

Accounts receivable

Accounts receivable includes receivables mainly from Merchant Solutions merchants that represent processing revenues earned but not yet collected. Accounts receivable are classified as current assets if receipts are due within one year or less. If not, they are presented as non-current assets. Accounts receivable, net are initially measured at fair value and subsequently measured at their amortized cost less allowance for expected credit losses. Refer to Allowance for credit losses below for the measurement of the allowance for credit losses.

Allowance for Credit Losses

Allowance for credit losses

The Company has exposure to credit losses for financial assets including customer accounts and other restricted cash, settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

We utilize a combination of aging and probability of default methods to develop an estimate of credit losses, depending on the nature and risk profile of the underlying asset pool. A broad range of information is considered in the estimation process, including historical loss information adjusted for current conditions and expectations of future trends. The estimation process also includes consideration of qualitative and quantitative risk factors associated with the age of asset balances, expected timing and probability of default, loss given default, exposure at default, merchant risk profiles, and relevant macro-economic factors.

Financial assets are presented net of the allowance for credit losses in the Consolidated Statements of Financial Position. The allowance for credit losses related to financial guarantees and merchant overdrafts are recorded as a liability and included within “Accounts payable and other liabilities” within the Consolidated Statements of Financial Position.

The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of “Selling, general and administrative” in the Consolidated Statements of Comprehensive Income / (Loss). Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Recoveries from freestanding credit enhancements, such as certain insurance contracts are not included in the estimate of expected credit losses. An insurance recovery asset is recognized in "Prepaid expenses and other current assets" in the Consolidated Statements of Financial Position at the time an incurred loss and the recovery of the receivable is probable. Recoveries are recognized within "Selling, general & administrative" within the Consolidated Statements of Comprehensive Income / (Loss).

Credit Risk Characteristics and Concentration

Credit risk characteristics and concentration

Customer accounts and other restricted cash are deposited with different banking partners with a variety of credit ratings and credit exposure are regularly monitored and managed by the Company’s Safeguarding and Treasury Committee ("STC"). Management considers the risk of loss from these financial instruments to be low.

Settlement receivables primarily relate to receivables from third party payment institutions arising in both the Company's Merchant Solutions and Digital Wallets businesses, as well as receivables from distribution partners arising in the Company's Digital Wallets business. These receivables are closely monitored on a regular basis and are not considered to give rise to material credit risk. The Digital Wallets business utilizes insurance and credit limits with its distribution partners to limit its overall gross exposure. Credit quality of a customer and distributor is assessed based on their industry, geographical location and financial background, with credit risk managed based on this assessment (i.e. trading limits, shortened payment period and/or requiring collateral usually in the form of bank guarantees, insurance or cash deposits or holdbacks which can legally be claimed by the Company to cover unpaid receivables).

Accounts Receivable balances are regularly monitored to flag any unusual activities such as chargebacks. Having a significant number of consumers and merchants which are geographically widespread and the merchants active in various industries, the exposure to concentration risk is also mitigated. The global credit risk framework allows the Company to forecast under normal business conditions the probability of the occurrence of credit events before they occur. Customer credit risk is managed by each business unit subject to the Company’s established policy, procedures and controls relating to customer credit risk management.

The Company issues financial guarantee contracts to its sponsor banks mainly within its Merchant Solutions business for which the Company is exposed to losses from potential chargeback claims. A significant portion of the Company’s exposure to credit risk arises from the threat of chargeback claims against Paysafe directly or Paysafe merchants on card purchases. Chargebacks result in credit exposure to Paysafe when either the merchant or other partners become bankrupt or are otherwise unable to meet their financial obligation. The Company manages the exposure to credit risk by employing various online identification verification techniques, enacted transaction limits, reserves or guarantees held and a number of credit risk management and monitoring tools such as an internally developed credit risk calculator, early warning system and daily credit agency and other third party alerts where potential signs of financial stress on merchants and partners are flagged.

Property, Plant and Equipment

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and any impairment loss. Depreciation is recognized over the estimated useful lives of the corresponding assets, using the straight-line method, on the following basis:

Computer and communication equipment	2 - 5 years
Furniture and other equipment	3 - 5 years

Other assets are depreciated over their estimated useful lives, using the straight-line method, on the following basis:

Leasehold improvements	Over the lesser of the lease term or 10 years

Depreciation expense is recorded in the Consolidated Statements of Comprehensive Income / (Loss) in “Depreciation and amortization” or "Selling, general and administrative" depending on the nature of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Consolidated Statements of Comprehensive Income / (Loss).

Leases

Leases

The Company determines whether an arrangement is a lease at inception. The Company has operating leases for offices, data centers, and corporate apartments. Leases have remaining lease terms of less than one year to ten years, some of which have the option to extend the lease term for an additional five years. Certain leases also include the option to terminate the lease within one year. We recognize lease extension and termination options that we are reasonably certain to exercise when determining the lease term used to establish our right-of-use assets and lease liabilities. As of December 31, 2024, the Company is not aware of any unrecognized leases. The Company’s lease agreements do not contain any residual value guarantees or restrictive covenants.

For short term leases, the Company recognizes lease payments on a straight-line basis in the Consolidated Statements of Comprehensive Income / (Loss) in the period in which the obligation is incurred. During the year ended December 31, 2024, short term lease expense was not significant. For the Company's data center leases, where the consideration for lease and non-lease components is not separated, we apply the practical expedient to combine the lease and non-lease components.

The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise, fixed lease payments (including in-substance fixed payments) less any lease incentives received and receivable, and variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date. During the years ended December 31, 2024, 2023 and 2022 the amount of variable lease expense incurred was not significant.

The right-of-use asset is initially measured at the amount equal to the lease liability, adjusted for any lease payments made at or before lease commencement, lease incentives and any initial direct costs. Subsequently, the right-of-use asset is subject to amortization which is recognized on a straight-line basis over the lease term in the Consolidated Statements of Comprehensive Income / (Loss) in “Selling, general and administrative.”

The lease liabilities are presented as separate lines in the Consolidated Statements of Financial Position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The interest on the lease liability is recognized in the Consolidated Statements of Comprehensive Income / (Loss) in “Selling, general and administrative.” The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

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The lease term has changed, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
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A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
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When a lease term has changed or been modified, variable lease payments that depend on an index or a rate shall be remeasured using the index or rate as of the date the remeasurement is required.

Finite-Lived Intangible Assets

Finite-lived intangible assets

Acquired computer software is stated at cost less accumulated amortization and accumulated impairment losses. Other intangible assets, including customer relationships and brands that are acquired by the Company and have finite useful lives, are recognized at fair value at the acquisition date and amortized using the straight-line method over the estimated useful life of the intangible asset. Amortization expense is recorded in the Consolidated Statements of Comprehensive Income / (Loss) in “Depreciation and amortization.”

In addition to customer relationships that are derived from the acquisition of a business, customer relationships also include acquisitions of merchant portfolios. An intangible asset is recorded for the acquisition of the merchant portfolio when: 1) the merchant portfolio acquired is identifiable and has a contract in place that provides the rights and obligations related to the merchant relationship, 2) the legal rights to future revenues from the acquired merchant portfolios can be obtained, and 3) future economic benefits will be generated from the merchant portfolio. Customer relationships relating to acquisitions of merchant portfolios are initially measured at their acquisition date fair values and subsequently measured at carrying amount less accumulated amortization and accumulated impairment losses. On occasion, the cost of a merchant portfolio will include both an initial (“up-front”) and a contingent element of the consideration. The Company assesses the fair value of the contingent consideration at each reporting period and any adjustments are recognized as an adjustment to the cost of the asset.

In estimating the useful lives of customer relationships, the Company considers the expected use of the asset; legal, regulatory and contractual provisions; historical attrition rates of the customer relationships, as well as the Company’s historical experience in renewing or extending similar customer relationships; and economic factors. Management reassesses the estimated useful lives of our intangible assets on an annual basis. See Note 5 for further information.

Intangible assets are amortized using the straight-line method over the expected life of the intangible asset on the following basis:

Brands	3 - 14 years
Computer Software	3 - 10 years
Customer Relationships	2 - 15 years

Software Development Costs

Software development costs

The Company develops software that is used in providing services to customers. Costs incurred during the preliminary project stage are expensed as incurred. Capitalization of costs begins when both of the following occur: 1) the preliminary project stage is completed, and 2) management, with the relevant authority, authorizes and commits to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended. Capitalization of costs ceases when the software is substantially complete and ready for its intended use. Capitalized costs include payroll and payroll-related costs, including external consulting fees. Capitalized costs incurred to develop software for internal use are capitalized to "Intangible assets, net" and amortized on a straight-line basis over an estimated useful life of three to ten years and are recorded as “Depreciation and amortization” on the Consolidated Statements of Comprehensive Income / (Loss). Costs related to maintenance of internal use software are expensed as incurred.

Expenses for research and development activities (except for certain computer software and web site development costs) are expensed as incurred unless the expenditure relates to an item with an alternative future use. Research and development expense for the year ended December 31, 2024, 2023 and 2022 were $7,267, $7,278, and $7,377.

Cloud Computing Arrangements

Cloud computing arrangements

For cloud computing arrangements that are a service contract, the Company capitalizes certain implementation costs that are directly related to the configuration of the cloud computing software for internal use, which includes certain employee costs and third-party costs. Capitalized implementation costs are expensed on a straight-line basis over the term of the associated hosting arrangement, which is the non-cancellable period of the arrangement and periods covered by renewal options that the Company is reasonably certain to exercise. Capitalized amounts related to such arrangements are recorded within "Prepaid expenses and other current assets" and within "Other assets - non-current" in the Consolidated Statements of Financial Position and amortized to "Selling, general and administrative" expenses in the Consolidated Statements of Comprehensive Income / (Loss).

Impairment of Finite-Lived Intangible and Long-Lived Assets

Impairment of finite-lived intangible and long-lived assets

The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of long-lived assets and finite-lived intangible assets may not be recoverable. When factors indicate that these assets should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying amount of the asset group will be recovered through the future undiscounted cash flows expected from use of the asset group and its eventual disposition. If the carrying amount of the asset group is determined not to be recoverable, a write-down to fair value is recorded as “Impairment expense on goodwill and intangible assets” within the Consolidated Statements of Comprehensive Income / (Loss). Fair values are determined based on a discounted cash flow analysis. The Company also regularly evaluates whether events and circumstances have occurred that indicate the useful lives of long-lived assets and finite-lived intangible assets may warrant revision. See Note 5 for further information regarding the Company’s impairment review of finite-lived intangible assets.

Goodwill

Goodwill

Goodwill is required to be allocated to reporting units which are either (1) an operating segment or (2) components of an operating segment that are one level below and for which discrete financial information is prepared and regularly reviewed by segment management. The Company considers its reporting units to be at the operating segment level.

Goodwill is tested for impairment at a minimum on an annual basis on October 1; and more frequently when there is an indicator of impairment. Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value.

The fair value of the reporting unit is based on the weighting of an income approach and market approach. See Note 4 for further information.

Business Combinations

Business combinations

The Company performs a two-step analysis to determine whether a transaction will be considered as the acquisition of a business or the acquisition of an asset. First, an initial screening test is performed, which determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identified assets. If this initial test is not met, an acquired asset cannot be considered a business unless it includes an input and a substantive process that together significantly contribute to the ability to create output.

Asset acquisition is accounted for using a cost accumulation model. The acquired assets including related transaction costs are recorded at cost when cash consideration is used. If the consideration is non-cash, then the recording of the assets is based on the fair value of the assets acquired. Direct and incremental acquisition costs are included in the cost of the acquisition. Contingent consideration that is accounted for as a derivative is recognized at fair value. Otherwise, such consideration generally is recognized when it becomes probable and reasonably estimable. Any excess of the cost of the acquisition over the fair value of the net assets acquired is allocated to assets on the basis of relative fair values. Goodwill is not recognized. Asset acquisitions generally consist of the purchase of merchant portfolios which are accounted for as intangible assets.

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interest issued by the Company in exchange for control of the acquiree.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized at their fair value. Goodwill is measured as the excess of the sum of the consideration transferred over the net of the acquisition date amounts of the identifiable assets and liabilities assumed. When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination. Payments related to contingent consideration made on or within three months of the business combination date is viewed as an extension of the business combination, and such payments are classified as investing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date to settle the contingent consideration liability recognized at fair value as of the acquisition date (including measurement-period adjustments) less payments made on or within three months of the business combination date are classified as financing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date that exceed those classified as financing activities are classified as operating activities in the Consolidated Statements of Cash Flows. There were no business combinations for the year end December 31, 2024. Refer to Note 12 for prior year business combinations.

Funds Payable and Amounts Due to Customers

Funds Payable and Amounts Due to Customers

When electronic money (“e-money”) is issued, the Company recognizes a liability to the customer equal to the amount of electronic e-money that has been issued. The liability is due to the customer prior to the funds being used.

In addition, where the Company is in the flow of funds in the transaction settlement cycle, a liability is recognized for the amount owed to the merchants. A majority of these transactions are net settled, whereby the amounts due to merchants are settled net of the revenue transaction fees owed by the merchant.

These amounts are presented as “Funds payable and amounts due to customers” in the Company’s Consolidated Statements of Financial Position. Refer to Settlement Receivables, net above regarding cash flow classification.
Crypto Assets Held In Benefit Of Customers Policy [Policy Text Block]

Crypto Assets

We provide customers in certain markets with the ability to buy, sell, and hold crypto assets. The crypto assets are held on a third-party exchange in the Company’s name, for which the customer is the beneficial owner. All the risks and rewards associated with these assets are transferred to the customer at the time of purchase and the Company has no ability to control the assets. The Company does not have contractual or regulatory obligations to safeguard the cryptographic key information associated with these crypto assets in these markets, and, as such, no requirement to safeguard these assets. As a result, the Company does not recognize either the crypto asset or liability to the customer on its balance sheet.

Revenue Recognition

Revenue recognition

The Company follows Accounting Standard Codification (“ASC”) 606, Revenue From Contracts With Customers and ASC 340-40, Other Assets and Deferred Costs - Contracts With Customers (collectively referred to as the “Revenue Standard”). The Revenue Standard provides a five-step framework to determine when and how revenue is recognized, based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Revenue Standard also requires additional disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The Company provides payment solutions through two primary lines of business: Merchant Solutions and Digital Wallets. The Merchant Solutions revenue streams are earned by charging merchants processing fees for facilitating payment processing transactions. The Digital Wallets revenue streams are almost entirely derived from charging merchants fees for allowing payments on their platforms using our products or from charging customers on a transactional basis for using our services.

For both of our segments, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. An area of significant judgment involves determining whether goods and services are considered distinct performance obligations that should be accounted for separately, or together as one performance obligation. This includes determining whether distinct services are part of a series of distinct services that are substantially the same. The Company’s promise to stand ready to provide electronic payment services is not based on a specified number of transactions, but rather is a promise to process all the transactions needed each day. As such the nature of the promise is that of a series of distinct services that are substantially the same and have the same pattern of transfer to the customer over time. Accordingly, the promise to stand ready is accounted for as a single-series performance obligation for which the measure of progress is time. The Company recognizes revenue as it satisfies a performance obligation by transferring control over the service to a customer for which the timing and quantity of transactions to be processed is not determinable at the inception of the contract.

Revenue is recognized net of taxes collected from customers. These taxes are subsequently remitted to governmental authorities.

The Company has presented disaggregated revenue at the segment level (See Note 20).

Merchant Solutions

Merchant Solutions services are primarily derived from processing credit and debit card transactions for merchants. The Company does not contract directly with consumers within our Merchant Solutions segment; as such, our contracts in this segment are all written contractual agreements primarily in two main categories. The first category includes contracts with our sponsor banks and processing partners, which are typically long-term contractual relationships with durations of 5 years, but continuing in effect with automatic renewals of one year or longer. These agreements usually have termination clauses requiring written notice and 90 to 180-day notice periods. The second category is our contracts with merchants. The contracts with merchants are tri-party agreements, usually between the Company, the merchants and sponsor banks with durations of three years followed by annual auto-renewals at the end of the terms. Termination clauses generally require 30 days written notice and can be terminated without significant penalty. While the duration of contacts may differ, the primary source of revenue is consistent across segments and consumer base.

Some of the Company’s contracts with customers include promises to transfer multiple goods and services, which are primarily point of sale terminals. The Company also concluded that the goods offered in our contracts, are not material individually or in the aggregate to the contract and no allocation of consideration is made to those goods.

The majority of our payment services are priced as a percentage of transaction value or a specified fee of the payment volumes processed or as a charge per transaction. We also charge other fixed fees on a monthly or annual basis which are assessed based on specific services that may be unrelated to the number of transactions or transaction value for various ancillary items which can include foreign exchange services for settling foreign currency transactions, gateway services, fraud and risk management services and charges for accepting alternative payments.

Given the nature of the promise and that the underlying fees are based on unknown quantities of transactions or outcomes of services to be performed over the contract term, the total consideration is determined to be variable. The Company allocates the variable fees to the individual day in which the services were wholly performed and for which it has the contractual right to bill those wholly performed services under the contract. Therefore, we measure revenue for our payment service daily based on the services that are performed on that day.

The Company has concluded that its performance obligation is to facilitate payment services that are provided by other parties and therefore the nature of the Company's performance obligation is that of an agent. The Company does not have the ability to direct the use of and obtain substantially all the benefits from the services provided by the card issuing financial institutions and payment networks before those services are transferred to the customer. As a result, the Company presents revenue net of the interchange fees charged by the card issuing financial institutions and the fees charged by the payment networks.

The nature of our billing depends on whether we are in the flow of the funds. When we are in the flow of funds, we can direct debit our fees and settle with our customers on a net basis. When the Company does not have direct access to debit our customer accounts, we typically collect by billing our merchant banking partners on a monthly basis, and our invoices are due immediately upon receipt.

Digital Wallets

Digital Wallets services are offered through the NETELLER and Skrill brands. In addition, the Digital Wallets segment also offers prepaid payment vouchers through the paysafecard, paysafecash, SafetyPay and PagoEfectivo brands which are sold directly to customers through third-party distributors and online payment accounts. The Company’s consumer facing contracts have online terms and conditions that the consumers agree on as terms of business; these are typically open ended and can be terminated without penalty by either party. Therefore, these contracts are essentially defined at the transaction level and there is no commitment to provide further services beyond the services already provided. Our merchant contracts in the Digital Wallets segment are formal written contractual agreements with merchants who accept our services on their platforms. These contracts are longer-term relationships structured as open-ended contracts and are typically cancellable by either party with 30 to 60-day written notice without significant penalty.

Consumer and merchant revenues are earned either as a fee calculated as a percentage of funds processed or as a charge per transaction, pursuant to the respective consumer and merchant agreements, as well as fees from cross-currency transactions. We also charge monthly maintenance fees for wallets that have periods of inactivity. For customers who purchase prepaid payment vouchers, we consider the redemption of the voucher to be the point in which we earn revenue. The Company does have the ability to direct the use of and obtain substantially all the benefits from the services provided by the card issuing financial institutions and credit card networks before those services are transferred to the customer. The Company also has full discretion in determining the fees charged. As a result, the Company presents revenue on a gross basis for the Digital Wallets segment.

We typically have the authority to directly debit our consumers’ pre-funded digital wallet accounts and the merchant wallet accounts, as such, when we earn revenue from transaction fees we are not required to separately bill for amounts earned and collectability is reasonably assured.

Interest revenue

Interest revenue is earned on the funds held on behalf of customers and is accrued on a monthly basis, by reference to the principal outstanding and at the effective interest rate applicable. While this is not revenue earned from contracts with customers, interest revenue on consumer funds held by the Company is presented in "Revenue" as it is earned on funds that are held as part of the Company’s revenue generating activities.

Cost to obtain and fulfill a contract

We capitalize sales commissions for new contract acquisitions payable to third party agents or employees of Paysafe in the sales function when it is determined that these costs are (i) recoverable, (ii) would not be incurred if the new contract was not obtained and (iii) have an expected period of benefit of one year or greater. The capitalized costs are amortized on a straight-line basis over the expected period of benefit to Selling, general and administrative expense. Capitalized incremental sales commissions are not material. The Company has elected to expense incremental costs of obtaining a contract when incurred when the amortization period for those assets is one year or less per the practical expedient under the Revenue Standard.

We capitalize incremental costs incurred to fulfill our contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy our performance obligation under the contract, and (iii) are expected to be recovered through revenue generated under the contract. Incremental costs to fulfill customer contracts are not material.

Contract balances

We do not have any material contract balances associated with our contracts with customers.

Remaining performance obligation

The Revenue Standard requires disclosure of the aggregate amount of the transaction price allocated to unsatisfied performance obligations; however, as permitted by the Revenue Standard, the Company has elected to exclude disclosing any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. As described above, the Company’s most significant performance obligations consist of variable consideration under a stand-ready series of distinct days of service, which typically represent all or almost all of the total transaction price for the related contract. The variable consideration that will be allocated to future days of service is not required to be disclosed as these days of services are wholly unsatisfied at the Company’s reporting date. The aggregate fixed consideration portion of customer contracts with an initial contract duration greater than one year is not material.

Cost of Services (Excluding Depreciation and Amortization

Cost of services (excluding depreciation and amortization)

Cost of services (excluding depreciation and amortization) primarily relate to fees incurred by the Company in the processing and settlement of transactions.

Merchant Solutions: Cost of services (excluding depreciation and amortization) consists primarily of merchant residual payments to our network of Independent Sales Organizations (“ISOs”) and Integrated Software Vendors ("ISV") and other fees incurred by the Company in processing of transactions. Cost of services (excluding depreciation and amortization) does not include interchange fees charged by the card issuing financial institutions and fees charged by payment networks in this line of business, which are presented net within revenue.

Digital Wallets: Cost of services (excluding depreciation and amortization) in connection with the services offered under the NETELLER and Skrill brands as described above is primarily composed of the costs the company incurs to accept a customer’s funding source of payment and subsequent withdrawals from the wallet. These costs include fees paid to payment processors and other financial institutions in order to draw funds from a customer’s credit or debit card, bank account, or other funding source they have stored in their digital wallet accounts. Cost of services (excluding depreciation and amortization) in relation to the paysafecard, paysafecash, SafetyPay and PagoEfectivo brands is primarily comprised of commissions paid to distributors.

Restructuring and Other Costs

Restructuring and other costs

Restructuring and other costs include acquisition costs related to the Company’s merger and acquisition activity, restructuring costs, provision related to customer payments and professional consulting and, in prior years, advisory fees related to public company readiness activities. This includes certain professional advisory costs, office closure costs and resulting severance payments to certain executives.

Deferred Equity Costs

Deferred equity costs

Transactions costs that are incremental and directly attributable to an equity transaction are deferred and charged against the gross proceeds received upon completion of the equity transaction. There were no deferred equity costs for any of the years presented within these financial statements.

Employee Benefits

Employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee and the obligation can be estimated reliably. The Company operates a defined contribution plan for its employees. Payments to defined contribution plans are recognized as an expense when employees have rendered the service entitling them to the contributions. Expense recognized for defined contribution plans for the year ended December 31, 2024, 2023 and 2022 was $6,079, $5,582, and $5,654, respectively.

Self-insurance liabilities

Self-insurance liabilities

Effective January 1, 2023, we began to self-insure for certain losses related to United States employee medical and prescription drug benefit claims, a portion of which is paid by employees. We hold specific and aggregate excess loss insurance benefit coverage to limit significant exposure to these claims. Self-insured liabilities and related expenses are based upon actual claims filed and an estimated liability of claims incurred but not reported (“IBNR”). The liabilities are actuarially determined based primarily on our historical claims activity, claims payment patterns, and medical cost trends. In addition, we record receivables for amounts expected to be reimbursed for payments made in excess of stop-loss coverage.

The self-insurance liability represents the best estimate of future payments to be made on reported and unreported losses as of December 31, 2024. To the extent actuarial assumptions change and claims experience rates differ from historical rates, our liabilities may change. As of December 31, 2024, the self-insurance liability was not material and no receivables were recorded for payments in excess of our self-insured levels.

Advertising Costs	Advertising costs Advertising costs are expensed as incurred. Advertising expense for the year ended December 31, 2024, 2023 and 2022 was $38,526, $38,833, and $35,280, respectively.
Foreign Currencies

Foreign currencies

The Company has operations in foreign countries whose currency differs from the functional currency of the Company and its subsidiaries. Gains and losses on transactions denominated in currencies other than the functional currency are included in determining net income (loss) for the period. Foreign exchange gains and losses are included within “Other income, net”.

The assets and liabilities of subsidiaries whose functional currency is a foreign currency are translated at the period end exchange rate into United States Dollars (“USD”), the Company’s reporting currency. Income statement items are translated at the average monthly rates prevailing during the year. The resulting translation adjustment is recorded as a component of other comprehensive income and is included in “Accumulated Other Comprehensive Loss”.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability approach considering guidance related to uncertain tax positions. Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements. A current liability is recognized for the estimated taxes payable for the current year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes are initially recognized at enacted tax rates and are adjusted for any enacted changes in tax rates and tax laws. Subsequent changes to deferred taxes originally recognized in equity are recognized in income. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The income tax effects from an uncertain tax position are recognized when it is more likely than not that the position will be sustained based on its technical merits and consideration of the tax authorities widely understood administrative practices and precedents. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to uncertain tax positions in the provision for “Income tax (benefit) / expense” on the Consolidated Statements of Comprehensive Income / (Loss).

Fair Value Measurements

Fair value measurements

The Company follows ASC 820, Fair Value Measurements, which defines fair value as the price to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The determination of fair value is based on the principal or most advantageous market in which the Company could participate and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance. Also, determination of fair value assumes that market participants will consider the highest and best use of the asset.

The Company uses the hierarchy prescribed in the aforementioned accounting guidance for fair value measurements, based on the available inputs to the valuation and the degree to which they are observable or not observable in the market.

The three levels of the hierarchy are as follows:

•
Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date,
•
Level 2 Inputs—Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability if it has a specified or contractual term, and
•
Level 3 Inputs—Unobservable inputs for the asset or liability used to measure fair value allowing for inputs reflecting the Company’s assumptions about what other market participants would use in pricing the asset or liability, including assumptions about risk.

There were no material transfers of account balances between the three levels of hierarchy for the years ended December 31, 2024 and 2023, except as noted in Note 16.

Financial Instruments

Financial instruments

Financial instruments measured at fair value through profit or loss are measured at fair value with changes in fair value recognized in the Consolidated Statements of Comprehensive Income / (Loss). These financial instruments include contingent consideration receivable, deferred and contingent consideration payable, share-based compensation liabilities, warrant liabilities and derivative financial assets and liabilities.

Financial assets measured at amortized cost include cash and cash equivalents, customer accounts and other restricted cash, accounts receivable and settlement receivables. Financial liabilities measured at amortized cost include debt, accounts payable and other liabilities, and funds payable and amounts due to customers.

Financial liabilities are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. Finance costs are charged to the Consolidated Statements of Comprehensive Income / (Loss) using the effective interest rate method.

Offsetting

Financial assets and liabilities are offset and the net amount presented in the Consolidated Statements of Financial Position when, and only when, the Company has a legally enforceable right to set off the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Income and expenses are presented on a net basis only when permitted by the accounting standards.

Derivative instruments

The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging, which provides accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the Consolidated Statements of Financial Position at fair value. The Company’s derivatives balances in the financial statements are classified as current or non-current, dependent on their respective maturities. The Company enters into derivative financial instruments to manage its interest rate risk related to its financing operations. The Company does not enter into derivative financial instruments for speculative purposes.

Warrants

Warrants

The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption.

The Company accounts for warrants as derivative liabilities under ASC 815-40, Derivatives and Hedging: Contracts in Entity's Own Equity, as they are freestanding instruments with provisions that preclude them from being indexed to the Company’s stock. The warrants were initially recorded at fair value on the closing date of the Transaction based on the public warrants listed trading price (NYSE: PSFE.WS) and are subsequently remeasured at the balance sheet date with the changes in fair value recognized within “Other income / (expense), net” in the Consolidated Statements of Comprehensive Income / (Loss).

As of December 31, 2024 and 2023, all 53,900,329 warrants were considered Public Warrants and no warrants were held by a related party.
Share-Based Compensation

Share-based compensation

The Company accounts for share-based compensation plans in accordance with ASC 718, Compensation - Stock Compensation, which requires the recognition of expense related to the grant date fair value of share-based compensation awards.

Under the Company's current 2021 Omnibus Plan, the grant date fair value of restricted stock units is determined using the Company’s stock price on the date of grant. These awards are subject to a service condition or a performance condition. The awards with a service condition vest ratably over three years and the share-based compensation expense is recognized over this requisite service period using the straight-line method. The awards with a performance condition vest at the end of one- or three-years and the number of stock units that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. Share-based compensation expense for these awards are recognized over the requisite service period and as the performance targets are considered probable of being achieved.

The grant date fair value of stock options is determined using a Black Scholes model. The determination of the grant date fair value was affected by assumptions including expected stock price volatility over the expected term of the award, the risk-free interest rate for the expected term of the award, time expected to expiration and expected dividends. The options have a contractual ten-year life and vest annually in equal increments over three years. Compensation expense is recognized on a straight-line basis over the vesting period.

The Company accounts for forfeitures as they occur.

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing net income (loss) attributable to the Company by the weighted average shares outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) attributable to the Company, adjusted as necessary for the impact of potentially dilutive securities, by the weighted-average shares outstanding during the period including all potentially dilutive securities as determined under the treasury stock method. In periods when we have a net loss, all potentially dilutive securities are excluded from our calculation of earnings per share as their inclusion would have an antidilutive effect.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Convertible Debt Instruments

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. This update reduces the number of accounting models for convertible debt instruments resulting in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in-capital. In addition, this update also makes targeted changes to the disclosures for convertible instruments and earnings-per-share guidance. This guidance may be adopted through either a modified retrospective or fully retrospective method of transition and will take effect for public business entities with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company adopted this new guidance effective January 1, 2022. This new guidance did not have an effect on our consolidated financial statements.

Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts, hedging relationships, and other transactions that reference London Inter-bank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022 for which an entity has elected certain optional expedients and which are retained through the end of the hedging relationship. The amendments in this update also include a general principle that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. If elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions within the relevant ASC Topic or Industry Subtopic that contains the guidance that otherwise would be required to be applied. The amendments in this update were effective upon issuance and could be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarified the scope of ASU 2020-04 indicating that certain optional expedients and exceptions included in ASU 2020-04 are applicable to derivative instruments affected by the market-wide change in interest rates used for discounting, margining, or contract price alignment. Our exposure to LIBOR is limited to our Term Loan Facility (USD), Revolving Credit Facility (USD) and derivative instruments.

In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848), which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities are no longer be permitted to apply the relief in Topic 848.

The Company has applied the optional expedient in the standard to the debt amendment dated April 13, 2023, and the derivative instrument with the changes in rate accounted for prospectively (See Note 8 and 9).

Business Combinations

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to 1) recognition of an acquired contract liability and 2) payment terms and their effect on subsequent revenue recognized by the acquirer. This guidance took effect for public business entities with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022 and is applied prospectively to acquisitions occurring after the effective date. The Company adopted this new guidance effective January 1, 2023. This new guidance did not have an impact on our consolidated financial statements.

Supplier Finance Programs

In September 2022, the FASB issued ASU 2022-04 Liabilities - Supplier Finance Programs. This update enhances transparency about an entity’s use of supplier finance programs. The buyer in a supplier finance program is required to disclose information about the key terms of the program, outstanding confirmed amounts as of the end of the period, a roll-forward of such amounts during each annual period, and a description of where in the financial statements outstanding amounts are presented. The amendments in this update will take effect for public business entities with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, except for the amendment on roll-forward information which is effective for fiscal years beginning after December 31, 2023. Early adoption is permitted. The Company adopted this new guidance, with the exception of the roll-forward information, effective January 1, 2023. This new guidance did not have a material effect on our consolidated financial statements. The Company did not have any supplier finance arrangements for the years ended December 31, 2024 and 2023.

Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions

In June 2022, the FASB issued ASU 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This updated clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. This update is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Company adopted this new guidance on January 1, 2024 which did not have an impact on our consolidated financial statements.

Segment Reporting

In November 2023, the FASB issued ASU 2023-07, which amends Segment reporting (Topic 280). This update enhances reportable segment disclosure requirements, primarily by requiring disclosure of the significant segment expenses for each reportable segment that are regularly provided to the Chief Operating Decision Maker, and aligning the segment reporting disclosure requirements in interim and annual reporting periods. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company has adopted this guidance in our December 31, 2024 annual financial statements. Refer to Note 20 Operating Segments for expanded disclosures on the Company's significant segment expenses for its reportable segments.

Accounting Pronouncements not yet Adopted

Accounting Pronouncements not yet Adopted

Crypto Assets

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto assets. This update provides guidance on the accounting for and disclosure of crypto assets by requiring that crypto assets that meet criteria defined by the ASU to 1) be measured at fair value separately from other intangible assets in the statement of financial position, 2) to present remeasurement separately from other changes in other intangible assets in the statement of comprehensive income, and 3) to enhance disclosure requirements related to the crypto assets, including providing roll-forward information of crypto asset holdings. This update is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2023-08 on January 1, 2025 which did not have a material impact on the Company’s consolidated financial statements.

Income Taxes

In December 2023, the FASB issued ASU 2023-09, which amends Income taxes (Topic 270). This update enhances annual income tax disclosure requirements, primarily by requiring public business entities to provide disclosures regarding the statutory tax rate and effective tax rate in tabular format with specific categories identified, and to provide additional disclosures for reconciling items that meet quantitative thresholds. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company expects to adopt this guidance in our December 31, 2025 annual financial statements and this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which is intended to improve the disclosures about a public business entity's expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. This update requires public business entities to expand disclosures about specific expense categories in the notes to the financial statements, including inventory, employee compensation, depreciation, and intangible asset amortization, among others. This update is effective for annual periods beginning after December 15, 2026 and for interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact of the adoption of this update on the consolidated financial statements.